Income Taxes (Current and Deferred) - Schedule of Unused Tax Loss Carryforwards (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unused tax loss carryforwards	€ 2,163
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unused tax loss carryforwards	1
Beyond 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unused tax loss carryforwards	39
Without expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unused tax loss carryforwards	€ 2,123